Impairment reviews - Summary of Impairment (Details) $ in Millions	6 Months Ended
Jun. 30, 2025 USD ($)
Disclosure of information for cash-generating units [line items]
Total	$ 2.1
DGC
Disclosure of information for cash-generating units [line items]
Goodwill	18.0
Intangible assets	39.9
Property, plant and equipment	0.5
Right-of-use assets	0.3
Prepayments	5.2
Total	$ 63.9